UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                              811-4215

DREYFUS GNMA FUND
a series of Dreyfus Premier GNMA Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	10/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus GNMA Fund

SEMIANNUAL REPORT October 31, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

14	Statement of Financial Futures

14	Statement of Options Written

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statement of Changes in Net Assets

19	Financial Highlights

23	Notes to Financial Statements

The Fund

Dreyfus GNMA Fund

We present to you this semiannual report for Dreyfus GNMA Fund, covering the six-month period from May 1,2008,through October 31,2008. These are difficult times for fixed-income investors. A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in the bond market’s higher-yielding sectors, including high yield corporate and municipal securities, and even the traditional safe haven of U.S. government securities has encountered heightened yield volatility. The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar and a large pool of worldwide financial liquidity that could be deployed gradually to riskier assets as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation November 17, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Dreyfus GNMA Fund’s Class A shares produced a total return of –1.00%, Class B shares returned –1.39%, Class C shares returned –1.34% and Class Z shares returned –0.89% .1 In comparison, the fund’s benchmark, the Barclays Capital GNMA Index (the “Index”), achieved a total return of –0.19% for the same period.2

Most sectors of the U.S. bond market were hurt by a global financial crisis that originated in early 2007 in the U.S. sub-prime mortgage sector.Although GNMA securities also lost some value in this difficult environment, they held up well compared to most other bond market sectors, due primarily to a “flight to quality” among investors toward investments backed by the full faith and credit of the U.S. government.3 The fund produced lower returns than its benchmark, primarily due to its allocation to credit-sensitive non-agency mortgage-backed and asset-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests at least 80% of its assets in Government National Mortgage Association (“GNMA” or “Ginnie Mae”) securities.The remainder may be allocated to other mortgage-related securities, including U.S. government agency securities and privately issued mortgage-backed securities, as well as to asset-backed securities, U.S.Treasuries and repurchase agreements.

Credit and Economic Concerns Fueled Volatility

A credit crunch that began in the sub-prime mortgage market in 2007 developed into a global financial crisis during the reporting period, leading to the failures of several major financial institutions, including government-sponsored mortgage agencies Fannie Mae and Freddie Mac.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

As the crisis came close to spinning out of control in September 2008, challenging liquidity conditions in various credit markets nearly led to the collapse of the global banking system. Unprecedented intervention by government authorities, which pumped billions of dollars of liquidity into the system, helped thaw frozen credit markets by the reporting period’s end.These efforts included the passage of the controversial Troubled Asset Relief Program (“TARP”) by the U.S. Congress and coordinated reductions of short-term interest rates by central banks, including the Federal Reserve Board, which lowered the federal funds rate to just 1%.

Meanwhile, slumping housing markets, rising unemployment and sharply lower consumer confidence exacerbated a downturn in the U.S. economy, giving rise to fears regarding a potentially deep and prolonged recession. Many commodity prices that had soared over the reporting period’s first half plummeted over the second half when demand abated for energy and construction materials worldwide.

As conditions in the credit markets deteriorated, many highly leveraged hedge funds and other institutional investors were forced to de-lever their portfolios, selling their more liquid investments to raise cash for margin calls and redemption requests. As a result, selling pressure intensified even among fundamentally sound, credit-sensitive fixed-income securities, leading to broadly lower prices for corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds and the sovereign debt of developing nations. Lower-rated bonds were particularly hard-hit, while U.S. government securities, including Ginnie Maes, fared better as newly risk-averse investors flocked to the relatively safe haven provided by U.S. government-backed investments.

High-Quality Holdings Supported Returns

The fund’s high-quality holdings enabled it to avoid the full brunt of weakness stemming from the financial crisis. Nonetheless, yield differences between GNMA securities and U.S.Treasury securities widened during the reporting period as a result of selling pressure when institutional investors de-levered their portfolios.

Among other fund holdings, mortgage-backed pass-through securities issued by Fannie Mae and Freddie Mac gained value after the agencies were effectively nationalized by the U.S. government, contributing positively to the fund’s relative results. However, modest allocations to non-agency mortgages and short-term asset-backed securities backed by credit card receivables and automobile loans detracted from relative performance in the volatile fixed-income market environment.

The fund’s interest rate strategies exerted a mildly positive influence on returns. An emphasis on bonds in the two-year maturity range, and a corresponding de-emphasis on 10-year notes, enabled the fund to participate more fully in the benefits of widening yield differences along the market’s maturity spectrum.We successfully employed options and futures contracts to implement our interest-rate strategies and enhance yields.

Finally, the fund’s returns were hampered by the effects of the bankruptcy of Lehman Brothers, which was unable to deliver securities required to complete pending trades initiated by the fund. The fund was compelled to replace undelivered securities at a higher cost.

Maintaining a Cautious Posture

Although recent regulatory and government intervention has helped restore a degree of liquidity to previously frozen credit markets, the economic slowdown and financial crisis have persisted as of the reporting period’s end.Therefore, we currently intend to maintain the fund’s focus on high-quality securities and the likelihood of wider yield differences along the market’s maturity range.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 30, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital GNMA Index is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	Neither the market value of Ginnie Maes, nor the fund’s shares, carry this guarantee.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus GNMA Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2008
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 5.07	$ 8.01	$ 8.71	$ 4.22
Ending value (after expenses)	$990.00	$986.10	$986.60	$991.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 5.14	$ 8.13	$ 8.84	$ 4.28
Ending value (after expenses)	$1,020.11	$1,017.14	$1,016.43	$1,020.97

† Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.60% for Class B, 1.74% for
Class C and .84% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS October 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—123.4%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Auto Receivables—12.5%
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	3,600,000	3,547,888
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	4,031,672	3,961,225
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	546,374	546,170
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A2A	5.11	11/16/09	813,595	812,727
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	2,076,806	2,049,895
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	2,522,140	2,509,247
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	3,550,000	3,467,516
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	1,987,601	1,979,501
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	500,712	499,232
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	800,000	789,550
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	1,131,063	1,121,233
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	2,878,567	2,872,189
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	2,960,000	2,914,462
Honda Auto Receivables Owner
Trust, Ser. 2005-3, Cl. A4	4.03	12/20/10	2,341,706	2,341,157
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	3,286,807	3,283,328
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	509,030	509,465
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	6,380,003	6,358,880
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	2,287,172	2,286,138

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Auto Receivables (continued)
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A3	5.30	7/21/10	417,080	416,566
Nissan Auto Receivables Owner
Trust, Ser. 2005-B, Cl. A4	4.18	10/15/10	745,574	740,561
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	1,526,942	1,511,351
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.74	12/15/09	115,203	115,189
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	7,925,000	7,822,848
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	5,244,742	5,226,936
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A3	5.16	2/15/10	192,518	192,409
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	2,275,000	2,233,968
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	6,600,000	6,570,139
USAA Auto Owner Trust,
Ser. 2008-1, Cl. A2	4.27	10/15/10	1,523,731	1,520,227
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	3,833,015	3,766,115
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3	4.83	4/15/10	190,613	190,646
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A3	5.01	9/15/10	455,348	455,637
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	2,108,501	2,104,168
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A2	5.40	4/15/10	312,549	312,907
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	4,500,000	4,487,830
Volkswagen Auto Loan Enhanced
Trust, Ser. 2007-1, Cl. A3	5.20	1/20/10	2,630,568	2,632,896
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	532,021	529,824

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)

Asset-Backed Ctfs./
Auto Receivables (continued)
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	2,933,630		2,902,756
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,150,000		2,104,214
					87,686,990
Asset-Backed Ctfs./Credit Cards—2.6%
American Express Credit Account
Master Trust, Ser. 2004-3, Cl. A	4.35	12/15/11	775,000		765,136
American Express Credit Account
Master Trust, Ser. 2004-4, Cl. A	4.65	3/15/12	1,075,000	[a]	1,039,350
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1	3.45	10/17/11	6,275,000		6,213,705
Citibank Credit Card Issuance
Trust, Ser. 2006-A2, Cl. A2	4.85	2/10/11	2,930,000		2,912,966
Citibank Credit Card Issuance
Trust, Ser. 2006-A5, Cl. A5	5.30	5/20/11	5,595,000		5,548,166
MBNA Credit Card Master Note
Trust, Ser. 2006-A1, Cl. A1	4.90	7/15/11	1,775,000		1,765,001
					18,244,324
Asset-Backed Ctfs./
Home Equity Loans—2.0%
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A1A	5.98	6/25/37	3,566,940	[a]	3,559,355
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	3.30	12/25/36	1,855,239	[a]	1,715,468
Countrywide Asset-Backed
Certificates, Ser. 2007-4, Cl. M5	6.92	9/25/37	875,000		107,391
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	450,941	[a]	375,852
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	517,122		515,994
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	3.36	3/25/47	5,060,992	[a]	4,566,398
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000	[a]	685,700

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
Gtd. Pass-Through Ctfs., Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33	1,100,542 [d]	960,282
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	3,651,946 [d]	3,676,844
Government National Mortgage Association I:
5.50%	18,390,000 [c]	18,028,514
6.00%	47,235,000 [c]	47,179,655
6.50%	50,990,000 [c]	51,539,723
5.00%, 5/15/33—10/15/35	52,902,611	50,633,452
5.50%, 6/15/20—10/15/35	115,255,995	113,477,712
6.00%, 10/15/19—9/15/38	136,431,416	136,710,495
6.50%, 11/15/08—6/15/32	3,136,255	3,227,726
7.00%, 11/15/22—12/15/22	14,305	14,793
7.50%, 2/15/17—5/15/26	5,599,365	5,932,079
8.00%, 8/15/21—12/15/22	2,452,689	2,629,142
8.50%, 12/15/16—12/15/22	2,187,017	2,357,248
9.00%, 1/15/19—12/15/22	1,863,267	2,029,482
9.50%, 3/15/18—1/15/25	445,499	493,603
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	680,743	670,318
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	1,858,923	1,853,322
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	3,924,833	3,900,131
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	2,925,485	2,896,834
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	8,076,004	8,047,849
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	328,603	327,721
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	1,203,462	1,201,059
Ser. 2005-52, Cl. A, 4.29%, 1/16/30	2,280,111	2,273,923
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	2,890,245	2,887,103
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	3,713,695	3,706,913
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	1,014,110	1,012,869
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	4,176,828	4,221,114
Government National Mortgage Association II:
5.00%, 9/20/33—7/20/35	29,530,321	28,190,052
5.50%, 1/20/34—12/20/35	55,846,748	54,854,122
6.00%, 12/20/28—11/19/38	28,131,942	28,127,906
6.50%, 5/20/31—7/20/31	1,866,426	1,890,722
7.00%, 4/20/24—4/20/32	9,538,856	9,736,189
7.50%, 9/20/30	128,724	135,201
9.00%, 7/20/25	123,843	134,483
9.50%, 9/20/17—2/20/25	110,301	121,704
		732,455,033

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Treasury Notes—.1%
4.00%, 6/15/09	594,000 [e]	604,024
4.50%, 2/28/11	315,000 [f]	337,296
		941,320
Total Bonds and Notes
(cost $891,899,629)		869,709,164

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @ 2.50
(cost $140,187)	37,500,000 [g]	14,872

	Principal
Short-Term Investments—6.2%	Amount ($)	Value ($)

U.S. Government Agencies—6.1%
Federal Home Loan Bank, Notes,
1.20%, 11/19/08	25,000,000	24,985,000
Federal National Mortgage
Association, Notes, 2.05%, 1/2/09	10,000,000 [d]	9,964,694
Federal National Mortgage
Association, Notes, 2.05%, 1/13/09	8,000,000 [d]	7,966,744
		42,916,438
U.S. Treasury Bills—.1%
0.52%, 1/2/09	770,000 [e]	769,463
Total Short-Term Investments
(cost $43,685,756)		43,685,901

Other Investment—1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,788,000)	8,788,000 [h]	8,788,000

Investment of Cash Collateral
for Securities Loaned—.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $109,750)	109,750 [h]	109,750

Total Investments (cost $944,623,322)	130.9%	922,307,687
Liabilities, Less Cash and Receivables	(30.9%)	(217,491,300)
Net Assets	100.0%	704,816,387

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $3,596,131 or 0.5% of net assets.
c Purchased on a forward commitment basis.
d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e All or partially held by a broker as collateral for open financial futures positions.
f All or a portion of this security is on loan.At October 31, 2008, the total market value of the fund’s securities on loan is $337,296 and the total market value of the collateral held by the fund is $347,832, consisting of $109,750 of cash collateral and U.S. Government and agencies securities valued at $238,082.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)

U.S. Government & Agencies	104.0	Short-Term/Money Market Investments	7.5
Asset/Mortgage-Backed	19.4	Options	.0
			130.9

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF FINANCIAL FUTURES October 31, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	237	(26,799,517)	December 2008	938,061

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN October 31, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
5-Year USD Libor-BBA, Swaption	7,043,000 [a]	(71,900)
5-Year USD Libor-BBA, Swaption	7,085,000 [a]	(52,561)
10-Year USD Libor-BBA, Swaption	3,533,000 [a]	(41,190)
10-Year USD Libor-BBA, Swaption	3,561,000 [a]	(2,172)
Put Options:
5-Year USD Libor-BBA, Swaption	7,043,000 [a]	(33,696)
5-Year USD Libor-BBA, Swaption	7,085,000 [a]	(93,442)
10-Year USD Libor-BBA, Swaption	3,533,000 [a]	(59,066)
10-Year USD Libor-BBA, Swaption	3,561,000 [a]	(99,508)
(Premiums received $584,904)		(453,535)

LIBOR-BBA—London Interbank Offered Rate British Bankers’Association
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $337,296)—Note 1(b):
Unaffiliated issuers	935,725,572	913,409,937
Affiliated issuers	8,897,750	8,897,750
Cash		3,749,372
Receivable for investment securities sold		10,101,942
Dividends and interest receivable		3,490,380
Receivable for shares of Common Stock subscribed		172,731
Receivable for futures variation margin—Note 4		118,500
Receivable from broker for swap transactions—Note 4		5,663
Prepaid expenses		36,432
		939,982,707

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		538,058
Payable for open mortgage-backed dollar rolls—Note 4		199,912,983
Payable for investment securities purchased		33,572,932
Outstanding options written, at value (premiums received
$584,904)—See Statement of Operations Written		453,535
Payable for shares of Common Stock redeemed		429,204
Liability for securities on loan—Note 1(b)		109,750
Accrued expenses		149,858
		235,166,320

Net Assets ($)		704,816,387

Composition of Net Assets ($):
Paid-in capital		762,480,498
Accumulated undistributed investment income—net		2,248,285
Accumulated net realized gain (loss) on investments		(38,666,191)
Accumulated net unrealized appreciation (depreciation)
on investments and options transactions (including $938,061
net unrealized appreciation on financial futures)		(21,246,205)

Net Assets ($)		704,816,387

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	64,352,718	8,547,912	14,510,180	617,405,577
Shares Outstanding	4,558,226	606,090	1,028,675	43,704,324

Net Asset Value Per Share ($)	14.12	14.10	14.11	14.13

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	17,111,193
Dividends;
Affiliated issuers	131,060
Income from securities lending	16,771
Total Income	17,259,024
Expenses:
Management fee—Note 3(a)	2,169,427
Service plan and prospectus fees—Note 3(b)	487,235
Shareholder servicing costs—Note 3(c)	438,516
Distribution fees—Note 3(b)	64,592
Custodian fees—Note 3(c)	63,661
Professional fees	38,161
Directors’ fees and expenses—Note 3(d)	26,682
Registration fees	26,212
Miscellaneous	75,060
Total Expenses	3,389,546
Less—reduction in management fee due to undertaking—Note 3(a)	(180,786)
Less—reduction in fees due to earnings credits—Note 1(b)	(34,781)
Net Expenses	3,173,979
Investment Income—Net	14,085,045

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,800,293)
Net realized gain (loss) on options transactions	637,703
Net realized gain (loss) on financial futures	(37,836)
Net realized gain (loss) on swap transactions	1,034,747
Net Realized Gain (Loss)	(165,679)
Net unrealized appreciation (depreciation) on investments
and options transactions (including $2,198,295 net
unrealized appreciation on financial futures)	(20,695,755)
Net Realized and Unrealized Gain (Loss) on Investments	(20,861,434)
Net (Decrease) in Net Assets Resulting from Operations	(6,776,389)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Operations ($):
Investment income—net	14,085,045	32,517,194
Net realized gain (loss) on investments	(165,679)	5,066,040
Net unrealized appreciation
(depreciation) on investments	(20,695,755)	4,413,245
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,776,389)	41,996,479

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,082,384)	(2,091,091)
Class B Shares	(170,523)	(550,886)
Class C Shares	(154,290)	(295,309)
Class Z Shares	(13,070,674)	(30,277,802)
Total Dividends	(14,477,871)	(33,215,088)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,728,386	14,618,552
Class B Shares	1,495,586	848,841
Class C Shares	6,137,957	1,984,922
Class Z Shares	6,380,362	14,875,097
Net assets received in connection
with reorganization—Note 1	—	83,027,745
Dividends reinvested:
Class A Shares	816,245	1,531,255
Class B Shares	133,381	410,831
Class C Shares	89,766	162,917
Class Z Shares	13,045,681	25,062,977
Cost of shares redeemed:
Class A Shares	(7,892,982)	(14,809,919)
Class B Shares	(4,829,258)	(9,375,473)
Class C Shares	(718,655)	(2,632,571)
Class Z Shares	(40,680,554)	(87,402,029)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(8,294,085)	28,303,145
Total Increase (Decrease) in Net Assets	(29,548,345)	37,084,536

Net Assets ($):
Beginning of Period	734,364,732	697,280,196
End of Period	704,816,387	734,364,732
Undistributed investment income—net	2,248,285	2,641,111

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	1,237,750	1,015,164
Shares issued in connection
with reorganization—Note 1	—	3,725,384
Shares issued for dividends reinvested	56,815	106,640
Shares redeemed	(551,018)	(1,032,509)
Net Increase (Decrease) in Shares Outstanding	743,547	3,814,679

Class Bb
Shares sold	104,108	59,638
Shares issued in connection
with reorganization—Note 1	—	1,394,507
Shares issued for dividends reinvested	9,284	28,683
Shares redeemed	(336,248)	(653,882)
Net Increase (Decrease) in Shares Outstanding	(222,856)	828,946

Class C
Shares sold	426,890	135,819
Shares issued in connection
with reorganization—Note 1	—	682,110
Shares issued for dividends reinvested	6,249	11,351
Shares redeemed	(50,028)	(183,716)
Net Increase (Decrease) in Shares Outstanding	383,111	645,564

Class Z
Shares sold	443,782	1,033,417
Shares issued for dividends reinvested	907,860	1,745,591
Shares redeemed	(2,832,645)	(6,082,257)
Net Increase (Decrease) in Shares Outstanding	(1,481,003)	(3,303,249)

a As of the close of business on May 3, 2007, the fund began to offer four classes of shares.The existing shares were redesignated Class Z shares and the fund added Class A, Class B and Class C shares.
b During the period ended October 31, 2008, 135,981 Class B shares representing $1,956,170, were automatically converted to 135,933 Class A shares and during the period ended April 30, 2008, 25,416 Class B shares representing $376,159 were automatically converted to 25,416 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2008	Year Ended
Class A Shares	(Unaudited)	April 30, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	14.54	14.31
Investment Operations:
Investment income—net[b]	.27	.60
Net realized and unrealized
gain (loss) on investments	(.41)	.20
Total from Investment Operations	(.14)	.80
Distributions:
Dividends from investment income—net	(.28)	(.57)
Net asset value, end of period	14.12	14.54

Total Return (%)[c,d]	(1.00)	5.73

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	1.07	1.09
Ratio of net expenses
to average net assets[e]	1.01	1.04
Ratio of net investment income
to average net assets[e]	3.77	4.17
Portfolio Turnover Rate[f]	192.77[d]	221.12

Net Assets, end of period ($ x 1,000)	64,353	55,457

a From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2008 and
April 30, 2008, were 77.50% and 60.06%.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
Class B Shares	(Unaudited)	April 30, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	14.53	14.31
Investment Operations:
Investment income—net[b]	.22	.53
Net realized and unrealized
gain (loss) on investments	(.42)	.19
Total from Investment Operations	(.20)	.72
Distributions:
Dividends from investment income—net	(.23)	(.50)
Net asset value, end of period	14.10	14.53

Total Return (%)[c,d]	(1.39)	5.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	1.69	1.63
Ratio of net expenses
to average net assets[e]	1.60	1.58
Ratio of net investment income
to average net assets[e]	3.14	3.65
Portfolio Turnover Rate[f]	192.77[d]	221.12

Net Assets, end of period ($ x 1,000)	8,548	12,041

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2008 and April 30, 2008, were 77.50% and 60.06%.

See notes to financial statements.

	Six Months Ended
	October 31, 2008	Year Ended
Class C Shares	(Unaudited)	April 30, 2008[a]

Per Share Data ($):
Net asset value, beginning of period	14.53	14.31
Investment Operations:
Investment income—net[b]	.22	.49
Net realized and unrealized
gain (loss) on investments	(.41)	.21
Total from Investment Operations	(.19)	.70
Distributions:
Dividends from investment income—net	(.23)	(.48)
Net asset value, end of period	14.11	14.53

Total Return (%)[c,d]	(1.34)	4.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	1.81	1.81
Ratio of net expenses
to average net assets[e]	1.74	1.75
Ratio of net investment income
to average net assets[e]	3.05	3.46
Portfolio Turnover Rate[f]	192.77[d]	221.12

Net Assets, end of period ($ x 1,000)	14,510	9,380

a From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2008 and
April 30, 2008, were 77.50% and 60.06%.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class Z Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.55	14.38	14.21	14.67	14.66	15.14
Investment Operations:
Investment income—net[a]	.29	.63	.62	.53	.51	.53
Net realized and unrealized
gain (loss) on investments	(.42)	.19	.19	(.39)	.11	(.35)
Total from Investment Operations	(.13)	.82	.81	.14	.62	.18
Distributions:
Dividends from investment
income—net	(.29)	(.65)	(.64)	(.60)	(.61)	(.66)
Net asset value, end of period	14.13	14.55	14.38	14.21	14.67	14.66

Total Return (%)	(.89)[b]	5.84	5.90	.89	4.32	1.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[c]	.90	.89	.88	.87	.90
Ratio of net expenses
to average net assets	.84[c]	.85	.89	.79	.87	.90
Ratio of net investment income
to average net assets	3.93[c]	4.38	4.33	3.68	3.45	3.58
Portfolio Turnover Rate[d]	192.77[b]	221.12	271.49	393.65	468.97	466.25

Net Assets, end of period
($ x 1,000)	617,406	657,486	697,280	765,545	871,414	949,447

a	Based on average shares outstanding at each month end.

b	Not annualized.

c	Annualized.

d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2008, April 30, 2008,April 31, 2007,April 31, 2006,April 30, 2005 and April 30, 2004, were 77.50%, 60.06%, 95.55%, 108.38%, 127.81% and 207.20%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus GNMA Fund (the “fund”) is a series of Dreyfus Premier GNMA Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to create a new series, named Dreyfus GNMA Fund, under the Company. Shares of the Company’s common stock were designated as shares of common stock of the fund.This change had no impact on shareholders.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on May 3, 2007, Dreyfus GNMA Fund exchanged all of its assets, subject to liabilities, for corresponding Class A, Class B, and Class C shares of the fund of equal value. Such shares were distributed pro rata to stockholders of the Acquired Fund so that each stockholder received a number of Class A, Class B, and Class C shares of the fund equal to the aggregate net asset value of the stockholder’s Acquired Fund’s shares.The net asset value of the fund’s Class A, Class B and Class C shares at the close of business on May 3, 2007, after the reorganization, was $14.31 per share, and a total of 3,725,384 Class A, 1,394,507 Class B and 682,110 Class C shares representing net assets of $83,027,745 (including $970,391 net unrealized depreciation on investments) were issued to the Acquired Fund’s stockholders in the exchange.The exchange was a tax-free event to stockholders.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value common stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (1.1 billion shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and swap transactions) are valued each business day by an independent pricing service (the “Service”) approved by the

Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	8,897,750	938,061
Level 2—Other Significant
Observable Inputs	913,409,937	(453,535)
Level 3—Significant
Unobservable Inputs	0	0
Total	922,307,687	484,526

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2008, The Bank of New York Mellon earned $9,031 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On October 31, 2008, the Board of Directors declared a cash dividend of $.047 for Class A, $.039 for Class B, $.039 for Class C and $.048 for Class Z shares per share from undistributed investment income-net, payable on November 3, 2008 (ex-dividend date) to shareholders of record as of the close of business on October 31, 2008.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008.

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $37,072,745 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied, $1,913,534 of the carryover expires in fiscal 2009, $1,244,345 expires in fiscal 2011, $7,022,535 expires in fiscal 2012, $5,177,376 expires in fiscal 2013, $16,760,214 expires in fiscal 2014 and $4,954,741 expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: ordinary income $33,215,088. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to May 1, 2008, the fund had the ability to borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participated with other Dreyfus-managed funds in a $100 million unsecured line of credit. Effective May 1, 2008, the fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Effective October 15, 2008, in connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the unsecured line of credit. During the period ended October 31, 2008, the fund did not borrow under the lines of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any full year the aggregate expenses of Class Z shares, exclusive of taxes, brokerage fees, interest

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of Class Z shares average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense with respect to Class Z shares.The Manager contractually agreed from May 1, 2008 through November 30, 2008 to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses, excluding expenses as noted above, do not exceed 1.15% for Class A, 1.65% for Class B and 1.87% for Class C shares. Subsequently, the Manager agreed, until November 30, 2008, to waive receipt of a portion of the fund’s management fee, in the amount of .05% of the value of the fund’s average daily net assets (which would apply equally to Class A, B, C and Z shares).The reduction in management fee, pursuant to the undertaking to waive a portion of the fund’s management fee, amounted to $180,786 during the period ended October 31, 2008.

During the period ended October 31, 2008, the Distributor retained $4 from commissions earned on sales of the fund’s Class A shares and $10,273 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $25,489 and $39,103, respectively, pursuant to the Plan.

Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing Class Z’s shares, for servicing shareholder accounts and for advertising and marketing relating to Class Z shares.The Plan provides for reimbursement to be made at an aggregate annual rate not to exceed .20% of the value of the fund’s average daily net assets.The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) to which it will make payments and the basis on which such payments are made. The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended October 31, 2008, Class Z was charged $487,235 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B and Class shares were charged $71,608, $12,744 and $13,034, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $194,455 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $22,203 pursuant to the cash management agreement.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $63,661 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $354,319, Rule 12b-1 distribution plan fees $87,081, shareholder services plan fees $17,582, custodian fees $41,612 chief compliance officer fees $1,973 and transfer agency per account fees $65,691, which are offset against an expense reimbursement currently in effect in the amount of $30,200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions and swap transactions during the period ended October 31, 2008, amounted to $1,757,511,846 and $1,640,343,263, respectively, of which $978,592,722 in purchases and $980,863,859 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally,

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund would realize a loss if the price of the financial instrument decreases between those dates.

In addition, the following table summarizes the fund’s call/put options written during the period ended October 31, 2008:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding
April 30, 2008	—	—	—	—
Contracts written	282,218,000	2,950,113
Contracts terminated:
Closed	143,128,000	1,402,140	1,707,988	(305,848)
Expired	96,646,000	963,069		963,069
Total contracts
terminated	239,774,000	2,365,209	1,707,988	657,221
Contracts outstanding
October 31, 2008	42,444,000	584,904

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.At October 31, 2008, the fund had no open interest rate swaps.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At October 31, 2008, accumulated net unrealized depreciation on investments was $22,315,635, consisting of $1,506,217 gross unrealized appreciation and $23,821,852 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

N OT E S

For More Information

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND

A series of Dreyfus Premier GNMA Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)